Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 04, 2017
Loss Contingencies [Line Items]
Estimated fair value of contingent consideration obligation	$ 929	$ 4,474
Contingent consideration obligation adjustment	$ (3,545)	$ (1,976)
VIZIYA [Member]
Loss Contingencies [Line Items]
Estimated fair value of contingent consideration obligation			$ 6,450